As filed with the Securities and Exchange Commission on January 3, 2007
                                     Investment Company Act File Number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   April 30

Date of reporting period:  October 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS


--------------------------------------------------------------------------------

NEW YORK                                    600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.
================================================================================





Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the period May 1, 2006 through 31, 2006.

The Fund had net assets of $386,236,656 and 2,318 active shareholders as of October 31, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\ Steven W. Duff


Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value    Ending Account Value      Expenses Paid During the
           Class A Shares                    5/1/06                  10/31/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,013.30                    $4.52
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.72                    $4.53
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value    Ending Account Value   Expenses Paid During the
           Class B Shares                     5/1/06                 10/31/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00               $1,014.30                     $3.50
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00               $1,021.73                     $3.52
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value    Ending Account Value      Expenses Paid During the
           Victory Shares                    5/1/06                   10/31/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,013.30                    $4.52
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.72                    $4.53
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                      Beginning Account Value    Ending Account Value      Expenses Paid During the
          Advantage Shares                   5/1/06                   10/31/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,012.70                    $5.17
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.06                    $5.19
  expenses)
----------------------------------------------------------------------------------------------------------------------

Expenses are equal to the Fund's annualized expense ratios of 0.89%, 0.69%, 0.89% and 1.02%, for the Class A, Class B shares, Victory Shares and Advantage shares, respectively, multiplied by the average account value over the period (May 1, 2006 through October 31, 2006), multiplied by 184/365 (to reflect the most recent fiscal half-year).











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
   Face                                                                         Maturity  Current       Value              Standard
  Amount                                                                           Date  Coupon (b)   (Note 1)     Moody's & Poor's
 -------                                                                           ----  ----------   --------     ----------------
Put Bonds (c) (3.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000  ABN AMRO Munitops Certificates Trust-Series 2002-33 (Port Authority
             of New York and New Jersey Cosolidated Bonds, 128th Series)
             Insured by FSA                                                     02/07/07    3.80%  $  7,670,000     VMIG-1
  5,000,000  New York State Environmental Quality GO - Series 1998G
             LOC West LB AG                                                     01/16/07    3.61      5,000,000     VMIG-1     A-1+
------------                                                                                       ------------
 12,670,000  Total Put Bond                                                                          12,670,000
------------                                                                                       ------------
Tax Exempt Commercial Paper (2.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000  New York State Dormitory Authority (Columbia University) - SeriesC 02/08/07    3.45%  $  7,000,000                A-1+
  3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen                      02/13/07    3.51      3,000,000         P-1    A-1+
-----------                                                                                        ------------
10,000,000  Total Tax Exempt Commercial Paper                                                        10,000,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (d) (14.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,250,000  Albany, NY                                                         07/12/07    3.90%  $  2,255,239
 14,000,000  County of Putnam, NY TAN - Series 2006                             01/19/07    3.25     14,036,621
  3,000,000  Dobbs Ferry, NY Union Free School District                         04/03/07    3.60      3,001,844
  3,260,604  Eastchester, NY BAN                                                11/14/06    3.16      3,262,112
  2,100,000  Liverpool, NY CSD BAN                                              08/16/07    3.70      2,104,789
  5,500,000  Livingston County, NY BAN                                          11/02/07    3.58      5,535,475
 10,000,000  Marcellus, NY CSD BAN                                              07/20/07    3.84     10,045,407
  3,200,000  Monroe & Orleans Counties, NY RAN (BOCES NY Second
             Supervisory District)                                              06/29/07    3.85      3,213,157
  2,400,000  Ostego County, NY Oneonta City School District                     06/27/07    3.75      2,405,649
  3,000,000  Seneca County, NY Seneca Falls CSD BAN                             06/21/07    3.78      3,006,884
  1,055,000  Ulster, New York BAN                                               02/07/07    3.35      1,057,739
  4,500,000  Warren County, NY Glens Falls City School District                 06/19/07    3.68      4,522,401
  2,500,000  Whitney Point, NY CSD BAN                                          08/10/07    3.73      2,501,294
-----------                                                                                         -----------
56,765,604  Total Tax Exempt General Obligation Notes & Bonds                                        56,948,611
-----------                                                                                         -----------
Variable Rate Demand Instruments (e) (79.70%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000  ABN AMRO Munitops Certificate Trust 2005-60
             (New York State Thruway Authority - Series G) (d)
             Insured by FSA                                                     08/01/13    3.59%  $ 10,000,000



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
  Amount                                                                           Date  Coupon (b)   (Note 1)     Moody's & Poor's
  ------                                                                           ----  ------       --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,900,000  Dutchess County, NY IDA (Marist College) - Series 2005 A
             LOC Bank of New York                                               07/01/35    3.56%  $  1,900,000                A-1+
  1,120,000  Dutchess County, NY IDA Civic Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Banks, PLC                                        10/01/32    3.58      1,120,000     VMIG-1
 12,155,000  Eagle Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation)                     07/01/16    3.60     12,155,000                A-1+
  2,000,000  Eagle Tax - Exempt Trust Series 20015101 (Puerto Rico Infrastructure
             Financing Authority Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGS Securities                                  10/01/34    3.60      2,000,000                A-1+
  2,255,000  Erie County, NY IDA (Hauptman - Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24    3.64      2,255,000        P-1     A-1
  2,360,000  Floating Rate Trust Receipts - Series 2003-M8J (New York State
             Dormitory Authority, State University Educational Facilities Issue
              - Series 2002B)
             Insured by FGIC                                                    11/15/29    3.57      2,360,000     VMIG-1
  5,000,000  Floating Rate Trust Receipts - Series 2006-K1 (New York State
             Dormitory Authority, Columbia University RB - Series 2006A)        07/01/26    3.57      5,000,000     VMIG-1
 12,370,000  Floating Rate Trust Receipts - Series L29 (New York State Dormitory
             Authority, St. Lukes - Roosevelt Hospital Center - Series 2005)
             Collateralized by FHA                                              08/15/25    3.58     12,370,000                A-1
  1,100,000  Forest City New Rochelle, NY
             (Revenue Certificates of Trust) - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11    3.63      1,100,000     VMIG-1     A-1+
  2,500,000  Jay Street Development Corporation, Courts Facility Lease RB
             (New York City Jay Street Project) - Series A-4
             LOC Depfa Bank PLC                                                 05/01/22    3.52      2,500,000     VMIG-1     A-1+
    600,000  Long Island Power Authority, NY RB (Electric System)
             LOC Bayerische Landesbank / Landesbank Baden - Wurttemberg         05/01/33    3.56        600,000     VMIG-1     A-1+
    980,000  Merlots - Series 2001-A30 (New York State Dormitory
             Authority RB - Series 1996 E)
             Insured by AMBAC Assurance Corp.                                   02/15/18    3.59        980,000     VMIG-1
  7,000,000  Metropolitan Transportation Authority RB - Series 2005 E-1
             LOC Fortis Bank S.A./N.V.                                          11/01/35    3.56      7,000,000     VMIG-1     A-1+


--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESMENTS (CONTINUED)
OCTOBER 31, 2006
(UNAUDITED)
================================================================================


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                          Date  Coupon (b)   (Note 1)     Moody's & Poor's
   ------                                                                          ----  ----------   --------     ----------------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000  Monroe County, NY IDA (Rochester Institute of Technology Project)
              - Series 1999 A
             LOC Wachovia Bank, N.A.                                            06/01/29    3.53%  $  2,500,000     VMIG-1
  2,500,000  Monroe County, NY IDA (Depaul Properties, Inc. Project)
              - Series 2006
             LOC Key Bank, N.A.                                                 06/01/26    3.58      2,500,000     VMIG-1
  2,495,000  Morgan Stanley Floating Rate Trust Certificates - Series 2004 - 950
             (New York City, NY Trust for Cultural Resources RB - Series 2004)
             Insured by FGIC                                                    02/01/34    3.58      2,495,000     VMIG-1
  2,400,000  New York City Housing Development Corporation Multifamily
             (Manhattan Court Development) - Series 2004A
             LOC Citibank, N.A.                                                 06/01/36    3.58      2,400,000                A-1+
    400,000  New York City, NY GO - Series A-5
             LOC KBC Bank                                                       08/01/16    3.62        400,000     VMIG-1     A-1
    400,000  New York City, NY GO - Series A-5
             LOC KBC Bank                                                       08/01/15    3.62        400,000     VMIG-1     A-1+
  1,000,000  New York City, NY GO - Series E-4
             LOC State Street Bank & Trust Company                              08/01/21    3.60      1,000,000     VMIG-1     A-1+
  1,000,000  New York City, NY GO - Series B-7
             Insured by AMBAC Assurance Corporation                             08/15/18    3.62      1,000,000     VMIG-1     A-1+
 10,000,000  New York City, NY GO - Fiscal 1996, Series J-2
             LOC West LB AG                                                     02/15/16    3.56     10,000,000     VMIG-1     A-1
  8,545,000  New York City, NY GO Fiscal 1993 - Series A-6
             LOC Landesbank Hessen -Thuringen Girozentrale                      08/01/19    3.52      8,545,000     VMIG-1     A-1+
  3,600,000  New York City, NY GO - Fiscal 2004 - Series A-3
             LOC BNP Paribas                                                    08/01/31    3.57      3,600,000     VMIG-1     A-1+
  4,500,000  New York City, NY GO - Series 1994 H-4
             Insured by AMBAC Assurance Corporation                             08/01/15    3.57      4,500,000     VMIG-1     A-1
  3,400,000  New York City, NY GO - Series 1995 B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23    3.56      3,400,000     VMIG-1     A-1+
  2,350,000  New York City, NY GO - Series 1995 F-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/13    3.56      2,350,000     VMIG-1     A-1+




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                          Date  Coupon (b)   (Note 1)     Moody's & Poor's
   ------                                                                          ----  ----------    -------    -----------------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000  New York City, NY HDC
             (Columbus Apartment Project) - Series 1995A
             Collateralized by Federal National Mortgage Association            03/15/25    3.52%  $  1,300,000                 A-1+
  5,700,000  New York City, NY Housing Development Corporation MHRB
             (941 Hoe Avenue Apartment) - Series 2004 A
             LOC KeyBank, N.A,                                                  06/15/37    3.57      5,700,000                 A-1
  1,000,000  New York City, NY HSG
             (West 48th Street Development) - Series A
             Guaranteed by Federal National Mortgage Association                01/15/34    3.60      1,000,000                 A-1+
  4,200,000  New York City, NY IDA
             LOC Bank of New York                                               03/01/34    3.56      4,200,000                 A-1+
  5,710,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project) - Series 2003
             LOC Allied Irish Banks, PLC                                        10/01/33    3.51      5,710,000      VMIG-1
  3,865,000  New York City, NY IDA Civic Facilities RB
             (Convent Sacred Heart School) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32    3.57      3,865,000      VMIG-1
  1,275,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                               05/01/11    3.72      1,275,000      VMIG-1
  1,120,000  New York City, NY IDA Civic Facilities RB
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      01/01/31    3.55      1,120,000      VMIG-1     A-1+
  3,000,000  New York City, NY IDA RB - Series 1466
             Insured by FGIC                                                    09/01/14    3.60      3,000,000      VMIG-1
 17,300,000  New York City, NY IDA Special Facility RB - Series 1997 B
             (Korean Airlines Company Limited Project)
             LOC HSBC Bank USA, N.A.                                            11/01/24    3.58     17,300,000      VMIG-1     A-1+
  1,473,300  New York City, NY IDA IDRB (Abigal Press) - Series 2002
             LOC JPMorgan Chase Bank, N.A.                                      12/01/18    3.75      1,473,300                 A-1+
  2,700,000  New York City, NY MHRB
             (Peter Cintron Apartments) - Series 2004 A
             LOC KeyBank, N.A.                                                  06/15/37    3.57      2,700,000                 A-1
  3,415,000  New York State Dormitory Authority
             (Hospital Insured Mortgage RB) - Series 2004-M2                    02/15/13    3.57      3,415,000      VMIG-1



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                          Date  Coupon (b)   (Note 1)     Moody's & Poor's
   ------                                                                          ----  --------      -------    -----------------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,250,000  New York State Dormitory Authority RB - Series 1492
             Insured by GNMA                                                    02/15/41    3.58%  $  2,250,000                 A-1
  1,500,000  New York State Energy Research and Development Authority
             (Con Edison Company) - Series 2004 C-3
             LOC Citibank, N.A.                                                 11/01/39    3.60      1,500,000     VMIG-1      A-1+
  1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997 A
             LOC Royal Bank of Scotland PLC                                     12/01/27    3.60      1,000,000     VMIG-1
  2,700,000  New York State Energy Research and Development Authority
             (Con Edison Company) - Subseries 2005 A-2
             LOC Wachovia Bank, N.A.                                            05/01/39    3.56      2,700,000     VMIG-1      A-1+
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004 A
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34    3.61      5,000,000     VMIG-1
  9,000,000  New York State Housing Finance Agency RB
             (100 Maiden Lane) - Series 2004 A
             LOC Bank of New York                                               11/01/37    3.58      9,000,000     VMIG-1
  3,300,000  New York State, Housing Finance Agency RB
             (1115 First Ave.) - Series 2005 A
             LOC KeyBank, N.A.                                                  11/01/34    3.63      3,300,000     VMIG-1
 11,300,000  New York State Housing Finance Agency RB
             (250 West 50th Street) - Series 1997 A
             Guaranteed by Federal National Mortgage Association                05/01/29    3.57     11,300,000     VMIG-1
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series 2004 A
             LOC JPMorgan Chase Bank, N.A.                                      11/01/36    3.60      1,750,000     VMIG-1
 11,000,000  New York State Housing Finance Agency
             (Normandie Court II Project) - Series 1999 A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/29    3.60     11,000,000     VMIG-1
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - Series 2006 A
             LOC Landesbank Baden - Wurttemberg                                 11/01/39    3.63      4,000,000     VMIG-1
 10,000,000  New York State Housing Finance Agency RB
             (Tribeca Green Housing RB) - Series 2003 A & B
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/36    3.50     10,000,000     VMIG-1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                          Date  Coupon (b)   (Note 1)     Moody's & Poor's
   ------                                                                          ----  ----------   -------     -----------------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York State Housing Finance Agency State Personal Income
             Tax RB (Economic Development and Housing) - Series 2005 C
             Insured by FGIC                                                    03/15/33    3.56%  $  5,000,000                A-1+
  3,000,000  New York State Local Government Assistance Corporation
              - Series 1995 G
             LOC Bank of Nova Scotia                                            04/01/25    3.50      3,000,000     VMIG-1     A-1+
    900,000  New York State Local Government Assistance Corporation
              - Series 1995 B
             LOC Bank of Nova Scotia                                            04/01/25    3.50        900,000     VMIG-1     A-1+
 11,440,000  New York State MHRB (Normandie Court I Project) - Series 1991-A
             LOC Landesbank Hessen - ThuringenGirozentrale                      05/15/15    3.55     11,440,000     VMIG-1     A-1+
  8,400,000  New York, NY - Fiscal 2004 - Series H-6
             LOC Bank of America, N.A.                                          03/01/34    3.56      8,400,000     VMIG-1     A-1+
 10,000,000  New York, NY GO Bonds Fiscal 2006 - Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35    3.57     10,000,000     VMIG-1     A-1+
  3,500,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005-A
             LOC KeyBank, N.A.                                                  10/01/30    3.62      3,500,000     VMIG-1
  3,825,000  Ononadaga County, NY IDA
             (Ononadaga Community College) - Series 2005 A
             LOC Citizens Bank, N.A.                                            12/01/30    3.59      3,825,000                A-1+
 10,480,000  ROCs II-R Trust - Series 2019 (New York City Transitional Finance
             Authority - Series 2003 E)
             Insured by MBIA Insurance Corp.                                    02/01/20    3.59     10,480,000     VMIG-1
  3,000,000  ROCs II-R Trust - Series 458 (New York State Thruway Authority,
             General Highway and Bridge Trust Fund Bonds - Series 2005 B)
             Insured by AMBAC Assurance Corp.                                   04/01/20    3.59      3,000,000     VMIG-1
  5,000,000  Societe Generale Municipal Securities Trust Receipts
              - Series 1997 SGB 25 (New York City, NY Municipal Water Finance
             Authority RB - 1997B)
             Insured by MBIA Insurance Corp.                                    06/15/23    3.58      5,000,000                A-1+
  2,000,000  St. Lawrence County, NY IDA Civic Facility RB
             LOC Key Bank, N.A.                                                 12/01/31    3.62      2,000,000     VMIG-1



--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                          Date  Coupon (b)   (Note 1)     Moody's & Poor's
   ------                                                                          ----  ----------   --------    -----------------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  TOCs - Series 2000-1 (Puerto Rico Infrastructure Financing Authority
             Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGS Securities                                  04/01/27    3.57%  $  5,000,000                A-1+
  5,000,000  TOCs Trust - Series 2001-2 (Puerto Rico Public Improvement
             GO Bonds of 2001)
             Insured by FSA                                                     07/01/19    3.57      5,000,000                A-1+
 10,000,000  Triborough Building and Tunnel Authority General - Series 2002 F   11/01/32    3.56     10,000,000      VMIG-1    A-1+
-----------                                                                                        ------------
307,833,300  Total Variable Rate Demand Instruments                                                 307,833,300
-----------                                                                                        ------------

Variable Rate Demand Instrument - Private Placement (e) (0.78%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC UBS AG                                                         09/01/21    5.36%  $  3,000,000         P-1    A1+
-----------                                                                                        ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                3,000,000
-----------                                                                                        ------------
             Total Investments (101.09%) (Amortized cost $390,451,911+)                             $390,451,911
             Liabilities in excess of cash and other assets (-1.09%)                                  (4,215,255)
                                                                                                   -------------
             Net Assets (100.00%)                                                                   $386,236,656
                                                                                                   =============

             +  Aggregate cost for federal income tax purposes is identical.




















--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================



FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =   Bond Anticipation Note                           IDRB      =    Industrial Development Revenue Bond
     COPs    =   Certificates of Participation                    LOC       =    Letter of Credit
     CSD     =   Central School District                          MHRB      =    Multi-Family Revenue Housing Bond
     FGIC    =   Financial Guaranty Insurance Company             RB        =    Revenue Bond
     FHA     =   Federal Housing Administration                   ROCs      =    Reset Option Certificates
     FSA     =   Financial Security Assurance                     SLGS      =    State and Local Government Series
     GO      =   General Obligation                               TAN       =    Tax Anticipation Note
     HDC     =   Housing Development Corporation                  TOCs      =    Tender Option Certificates
     IDA     =   Industrial Development Authority

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:

------------------------------------------------------------------
         State                 Value            % of Portfolio
------------------------------------------------------------------
  New York                   $378,451,911             96.93%
  Puerto Rico                  12,000,000              3.07
------------------------------------------------------------------
  Total                      $390,451,911            100.00%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

================================================================================

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31,2006
(UNAUDITED)
================================================================================
ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $   390,451,911
   Accrued interest receivable..........................................................            2,745,004
   Prepaid expenses.....................................................................               13,650
                                                                                              ----------------
              Total assets..............................................................          393,210,565
                                                                                              ----------------

LIABILITIES:
   Purchase payable.....................................................................            5,535,475
   Payable to affiliates*...............................................................              196,709
   Due to custodian.....................................................................              761,244
   Accrued expenses.....................................................................              126,266
   Dividends payable....................................................................              354,215
                                                                                              ----------------
              Total liabilities.........................................................            6,973,909
                                                                                              ----------------
   Net assets...........................................................................      $   386,236,656
                                                                                              ================

SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)..............................      $   386,248,314
   Accumulated net realized loss........................................................              (11,658)
                                                                                              ----------------
   Net assets...........................................................................      $   386,236,656
                                                                                              ================
   Net asset value, per share (Note 3):

     Class A shares, ($250,613,847 applicable to 250,622,507 shares outstanding)........             $   1.00
                                                                                                     =========
     Class B shares, ($28,241,548 applicable to 28,242,524 shares outstanding)..........             $   1.00
                                                                                                     =========
     Victory shares, ($46,173,473 applicable to 46,175,069 shares outstanding)..........             $   1.00
                                                                                                     =========
     Advantage shares, ($61,207,788 applicable to 61,209,903 shares outstanding)........             $   1.00
                                                                                                     =========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

================================================================================
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STAEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2006
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
   Interest................................................................................       $   7,551,747
                                                                                                  -------------
Expenses: (Note 2)

   Investment management fee...............................................................             644,713

   Administration fee......................................................................             451,299

   Distribution fee (Advantage Shares).....................................................             147,150

   Shareholder servicing fee (Class A).....................................................             287,739

   Shareholder servicing fee (Victory Shares)..............................................              43,978

   Shareholder servicing fee (Advantage Shares)............................................              81,750

   Custodian expenses......................................................................              14,673

   Shareholder servicing and related shareholder expenses+.................................             124,350

   Legal, compliance and filing fees.......................................................             108,747

   Audit and accounting....................................................................              96,398

   Directors' fees and expenses............................................................              19,921

   Other expenses..........................................................................              13,496
                                                                                                  -------------
       Total expenses......................................................................           2,034,214

       Less:  Expenses paid indirectly (Note 2)............................................             (7,107)

              Fees Waived (Note 2).........................................................           (104,640)
                                                                                                  -------------
   Net expenses ...........................................................................           1,922,467
                                                                                                  -------------
Net investment income......................................................................           5,629,280


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments...........................................................                 383
                                                                                                  -------------
Increase in net assets from operations.....................................................       $   5,629,663
                                                                                                  =============

+ Includes class specific transfer agency expenses of $71,935, $8,173 and $10,994 for Class A, Class B and Victory Shares, respectively.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                        Six Months Ended             Year
                                                                        October 31, 2006            Ended
                                                                          (Unaudited)          April 30, 2006
                                                                        ----------------       --------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................       $   5,629,280        $    8,890,533
    Net realized gain (loss) on investments.......................                 383                13,482
                                                                         -------------        --------------
    Increase in net assets from operations........................           5,629,663             8,904,015
Dividends to shareholders from net investment income*:
    Class A.......................................................          (3,774,453)          (5,713,754)
    Class B.......................................................            (461,134)          (1,081,238)
    Victory Shares................................................            (577,678)            (822,999)
    Advantage Shares..............................................            (816,015)          (1,272,542)
                                                                         -------------        --------------
      Total dividends to shareholders.............................          (5,629,280)          (8,890,533)
Distributions to shareholders from realized gain (loss) on investments:
    Class A.......................................................             -0-                   (4,822)
    Class B.......................................................             -0-                     (692)
    Victory Shares................................................             -0-                     (827)
    Advantage Shares..............................................             -0-                   (1,253)
                                                                         -------------        --------------
    Total distributions to shareholders...........................             -0-                   (7,594)
Capital share transactions (Note 3):
    Class A.......................................................         (34,633,811)            2,109,963
    Class B.......................................................          (5,088,052)          (6,502,006)
    Victory Shares................................................           6,661,548           (6,473,806)
    Advantage Shares..............................................          (5,472,627)          (4,883,520)
                                                                         -------------        --------------
      Total capital share transactions............................         (38,532,942)         (15,749,369)
                                                                         -------------        --------------
        Total increase (decrease).................................         (38,532,559)         (15,743,481)
Net assets:
    Beginning of period...........................................         424,769,215           440,512,696
                                                                         -------------        --------------

    End of period.................................................       $ 386,236,643        $  424,769,215
                                                                         =============        ==============
    Undistributed net investment income...........................       $     -0-            $     -0-
                                                                         =============        ==============

*   Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

================================================================================
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

--------------------------------------------------------------------------------

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage Shares commenced on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (Continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to an annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Share' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended October 31, 2006 the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares                                $   22,890
Shareholder servicing fees - Advantage Shares                           81,750
                                                                    ----------
    Total fees waived                                               $  104,640
                                                                    ==========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $90,463 paid to Reich & Tang Services, Inc., ("The Transfer Agent") an affiliate of the Manager, as shareholder servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Victory and Class B shares of the Fund. For the period ended October 31, 2006, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A, Victory and Class B shares of the Fund.

For the year ended October 31, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

    Custodian expenses                                              $    7,107
                                                                    ==========




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock

At October 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                 Six Months Ended                          Year
                                                  October 31, 2006                        Ended
                                                    (Unaudited)                        April 30,2006
                                                    -----------                        -------------
Class A
-------
Sold......................................           572,065,019                      1,159,330,082
Issued on reinvestment of dividends.......             2,357,187                          3,197,390
Redeemed..................................          (609,056,017)                    (1,160,417,509
                                                   -------------                     --------------
Net increase (decrease)...................           (34,633,811)                         2,109,963
                                                   =============                     ==============

Class B
-------
Sold......................................            56,995,737                        140,490,280
Issued on reinvestment of dividends.......               461,918                          1,074,155
Redeemed..................................           (62,545,707)                      (148,066,441)
                                                   -------------                     --------------
Net increase (decrease)...................            (5,088,052)                        (6,502,006)
                                                   =============                     ==============

Victory Shares
--------------
Sold......................................            31,019,012                         59,988,952
Issued on reinvestment of dividends.......               577,850                            821,363
Redeemed..................................           (24,935,314)                       (67,284,121)
                                                   -------------                     --------------
Net increase (decrease)...................             6,661,548                         (6,473,806)
                                                   =============                     ==============

Advantage Shares
----------------
Sold......................................            76,878,036                        143,309,455
Issued on reinvestment of dividends.......               809,360                          1,255,414
Redeemed..................................           (83,160,023)                      (149,448,389)
                                                   -------------                      -------------
Net increase (decrease)...................            (5,472,627)                        (4,883,520)
                                                   =============                      =============





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================


4. Tax Information

The tax character of distributions paid during the years ended April 30, 2006 and 2005 were as follows:

                                                             2006                2005
                                                          ------------        ------------
     Tax-exempt income...............................     $  8,890,533        $  3,352,664
     Long-term capital gains.........................            7,594                 -0-
                                                          ------------        ------------
     Total distributions.............................     $  8,898,127        $  3,352,664
                                                          ============        ============


At October 31, 2006, the Fund had unused capital loss carry forwards of $12,041 available for Federal Income Tax purposes to be applied against future gains, if any. If not applied against future gains, $12,041 will expire in 2014.

At October 31, 2006, the Fund had no ordinary  distributable  earnings.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. FASB interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact FASB Interpretation No. 48 will have on the Fund's financial statements.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 76% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



6. Financial Highlights




                                                         Six Months Ended                      Year Ended April 30,
Class A Shares                                           October 31, 2006  --------------------------------------------------------
---------------                                            (Unaudited)      2006        2005          2004         2003       2002
                                                            ---------     -------      ------        ------       ------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                            -------       -------      -------       -------      -------    ------
Income from investment operations:
Net investment income..................................      0.013        0.019        0.007         0.002        0.006      0.012
Net realized and unrealized gain(loss) on investments..     (0.000)      (0.000)      (0.000)         --          0.000       --
                                                            --------      -------      --------      -------      -------    ------
Total from investment operations.......................      0.013        0.019        0.007         0.002        0.006      0.012
Less distributions from:
Dividends from net investment income...................     (0.013)      (0.019)      (0.007)       (0.002)      (0.006)    (0.012)
Net realized gains(loss) on investments................       --         (0.000)        --            --         (0.000)      --
                                                            --------      -------      --------      -------      -------    ------
Total distributions....................................     (0.013)      (0.019)      (0.007)       (0.002)      (0.006)    (0.012)
                                                            --------      -------      --------      -------      -------    ------
Net asset value, end of period.........................    $ 1.00        $1.00        $1.00         $1.00        $1.00      $1.00
                                                            ========      =======      ========      =======      =======    ======
Total Return...........................................      1.33%(a)     1.93%        0.70%         0.21%        0.59%      1.23%
Ratios/Supplemental Data
Net assets, end of period (000)........................   $250,614      $285,247     $283,134     $296,871     $324,086   $343,895
Ratios to average net assets:
   Expenses (b)........................................      0.89%(c)     0.86%        0.86%         0.83%        0.82%      0.85%
   Net investment income.......................              2.62%(c)     1.91%        0.70%         0.21%        0.59%      1.27%
   Expenses paid indirectly....................              0.00%(c)     0.00%        0.00%         0.00%        0.00%      0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (Continued)




                                                         Six Months Ended                      Year Ended April 30,
Class B Shares                                           October 31, 2006   --------------------------------------------------------
---------------                                           (Unaudited)      2006         2005         2004         2003       2002
                                                           ---------      ------       ------       -------      -------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                           -------        ------       ------        -------     -------    --------
Income from investment operations:
Net investment income..................................      0.014         0.021        0.009         0.004        0.008      0.015
Net realized and unrealized gain(loss) on investments..     (0.000)       (0.000)      (0.000)         --          0.000       --
                                                           -------        ------       -------       -------     -------    --------
Total from investment operations.......................      0.014         0.021        0.009         0.004        0.008      0.015
Less distributions from:
Dividends from net investment income...................     (0.014)       (0.021)      (0.009)       (0.004)      (0.008)    (0.015)
Net realized gains(loss) on investments................       --          (0.000)        --           --          (0.000)      --
                                                           -------        ------       -------       -------     -------    --------
Total distributions....................................     (0.014)       (0.021)      (0.009)       (0.004)      (0.008)    (0.015)
                                                           -------        ------       -------       -------     -------    --------
Net asset value, end of period.........................    $ 1.00         $1.00        $1.00         $1.00        $1.00      $1.00
                                                           =======        ======       =======       =======     =======    ========
Total Return...........................................      1.43%(a)      2.14%        0.90%         0.41%        0.79%      1.46%
Ratios/Supplemental Data
Net assets, end of period (000)........................    $28,242       $33,330     $ 39,831      $ 51,411     $ 46,966   $ 50,441
Ratios to average net assets:
   Expenses (b)........................................      0.69%(c)     0.67%         0.66%         0.63%        0.61%      0.62%
   Net investment income...............................      2.82%(c)     2.14%         0.88%         0.40%        0.77%      1.44%
   Expenses paid indirectly............................      0.00%(c)     0.00%         0.00%         0.00%        0.00%      0.00%


(a)Not annualized
(b)Includes expenses paid indirectly
(c)Annualized








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)



                                                      Six Months Ended                      Year Ended April 30,
Victory Shares                                        October 31, 2006     --------------------------------------------------------
---------------                                        (Unaudited)     2006         2005         2004          2003       2002
                                                        ---------      ------      ------       -------       ------      -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................  $ 1.00        $1.00        $1.00         $1.00        $1.00      $1.00
                                                         --------      -------     -------       -------      ------      --------
Income from investment operations:
Net investment income..................................    0.013        0.019        0.007         0.002        0.006      0.012
Net realized and unrealized gain(loss) on investments..   (0.000)      (0.000)      (0.000)         --          0.000       --
                                                         --------      --------    --------      -------      -------     ---------
Total from investment operations.......................    0.013        0.019        0.007         0.002        0.006      0.012
Less distributions from:
Dividends from net investment income...................   (0.013)      (0.019)      (0.007)       (0.002)      (0.006)    (0.012)
Net realized gains(loss) on investments................     --         (0.000)        --            --         (0.000)      --
                                                         --------      --------    ---------     --------     --------    ---------
Total distributions....................................   (0.013)      (0.019)      (0.007)       (0.002)      (0.006)    (0.012)
                                                         --------      --------    ---------     --------     --------    ---------
Net asset value, end of period.........................  $ 1.00         $1.00        $1.00        $1.00        $1.00      $1.00
                                                         ========      ========    =========     ========     ========    =========
Total Return...........................................    1.33%(a)      1.93%        0.70%        0.21%        0.59%      1.23%
Ratios/Supplemental Data
Net assets, end of period (000)........................  $46,173      $ 39,512     $ 45,985      $ 53,616     $ 79,783   $ 89,963
Ratios to average net assets:
   Expenses (b)........................................    0.89%(c)      0.86%        0.86%         0.83%        0.82%      0.85%
   Net investment income...............................    2.63%(c)      1.91%        0.70%         0.21%        0.59%      1.27%
   Expenses paid indirectly............................    0.00%(c)      0.00%        0.00%         0.00%        0.00%      0.00%


(a)Not annualized
(b)Includes expenses paid indirectly
(c)Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================


6. Financial Highlights (Continued)




                                                                                                           November 22, 2002
                                                          Six Months Ended     Years Ended October 31,     (Commencement of
                                                          October 31, 2006   --------------------------       Offering) to
Advantage shares                                            (Unaudited)      2006       2005       2004      April 30, 2003
-----------------                                            ---------       -----     ------     ------     --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $  1.00      $  1.00    $  1.00    $  1.00        $ 1.00
                                                             --------     --------   --------   --------       --------
Income from investment operations:
   Net investment income..................................      0.013        0.018      0.006      0.001         0.001
   Net realized and unrealized gain (loss)
      on investments......................................      0.000        0.000     (0.000)      --           0.000
                                                             --------     --------    --------   --------      ---------
   Total from investment operations.......................      0.013        0.018      0.006      0.001         0.001
                                                             --------     --------    --------   --------      ---------
Less distributions:
   Dividends from net investment income...................     (0.013)      (0.018)    (0.006)    (0.001)       (0.001)
   Net realized gain(loss) on investments.................       --         (0.000)      --         --          (0.000)
                                                             --------     --------    --------   --------      ---------
   Total distribution.....................................     (0.013)      (0.018)    (0.006)    (0.001)       (0.001)
                                                             --------     --------    --------   --------      ---------
Net asset value, end of period............................   $  1.00      $  1.00    $  1.00    $  1.00        $ 1.00
                                                             ========     ========    ========   ========      =========
Total Return..............................................      1.27%(a)     1.79%      0.61%      0.15%         0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $ 61,208     $ 66,680   $ 71,563   $ 36,685       $ 57,249
Ratios to average net assets:
   Expenses, net of fees waived (b).......................      1.02%(c)     1.01%      0.95%      0.89%         0.90%(c)
   Net investment income..................................      2.50%(c)     1.77%      0.63%      0.14%         0.33%(c)
   Expenses paid indirectly...............................      0.00%(c)     0.00%      0.00%      0.00%         0.00%(c)
   Distribution and shareholder servicing fees waived.....      0.32%(c)     0.31%      0.36%      0.39%         0.37%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================



-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------






  New York Daily Tax Free Income Fund, Inc.
       600 Fifth Avenue
       New York, New York 10020

  Manager
       Reich & Tang Asset Management, LLC
       600 Fifth Avenue
       New York, New York 10020

  Custodian
       The Bank of New York
       2 Hanson Place, 7th Floor
       Brooklyn, New York 11217


  Transfer Agent &
    Dividend Disbursing Agent
       Reich & Tang Services, Inc.
       600 Fifth Avenue
       New York, New York 10020



NY 10/06S

NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.

















                                              Semi-Annual Report
                                               October 31, 2006
                                                  (Unaudited)

ITEM 2: CODE OF ETHICS

Not Applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: January 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President
Date: January 3, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer
Date: January 3, 2007

* Print the name and title of each signing officer under his or her signature.